Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events

12.	Subsequent Events
On July 18, 2022, Grove entered into a Standby Equity Purchase Agreement (the “Purchase Agreement”) with an affiliate of Yorkville Advisors Global, LP (“Yorkville”), enabling the Company to sell up to $100 million of shares of Class A common stock to Yorkville at the Company’s request during the 36 months following the execution of the Purchase Agreement, subject to certain conditions. As of August
24,
2022, the conditions precedent allowing the Company to sell shares under the Purchase Agreement have not yet been met.

13.	Subsequent Events
Subsequent to December 31, 2021, the Company granted 1,684,667 RSUs under the Plan.
Virgin Group Acquisition Corp. II [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements was issued. Based upon this review, except for the items discussed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
Promissory Note
On April 8, 2022, the Company amended its existing unsecured promissory note to the Sponsor, dated as of September 28, 2021 (the “Original Note”), to increase the aggregate principal amount from $1,000,000 to $1,500,000 (the “Amended Note”). The proceeds of the Amended Note, which may be drawn down from time to time until the Company consummates its initial business combination, will be used for general working capital purposes. On April 14, 202
2
, the Company received $500,000 in relation to the Amended Note, as discussed in Note 5.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.